LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Maturities Of Long-Term Debt) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Long-term Debt, Excluding Current Maturities [Abstract]
2023	$ 702
2024	605
2025	463
2026	313
2027 and after	1,387
Total long-term debt	$ 3,470